COMMITMENTS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended
	Apr. 18, 2022	Feb. 28, 2023
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	1,500,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	11,500,000
Percentage of cash underwritng commission		1.00%
Proceeds from Initial Public Offering		$ 1,150,000
Percentage of underwriting deferred Commission		3.50%
Gross proceeds from Initial Public Offering		$ 4,025,000